EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Depreciation	$ 10,750	$ 1,806	$ 13,045	$ 4,711	$ 19,781	$ 7,257
Canfield [Member]
Depreciation					$ 63,758	$ 62,825